Condensed Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	292,000	292,000	292,000
Preferred stock, shares outstanding	292,000	292,000	292,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	10,278,861	9,979,575	9,890,075
Common stock, shares outstanding	10,278,861	9,979,575	9,890,075